SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2017
SEGMENTED INFORMATION [Text Block]
12.	SEGMENTED INFORMATION

The Company has one reportable segment, being the exploration and development of resource properties.

Geographic information is as follows:

	December 31,	December 31,	December 31,
	2017	2016	2015

Cash and restricted cash:
Canada	$815,526	$772,535	$564,633
Ghana	795,448	362,349	519,241
Total cash and restricted cash	1,610,974	1,134,884	1,083,874
Capital assets
Canada	-	-	-
Ghana	1,255,985	1, 081,624	1,220,947
Total capital assets	1,255,985	1,081,624	1,220,947
Total	$2,866,959	$2,216,508	$2,304,821

Net (loss) profit:
Canada	$(526,836)	$(599,442)	$(748,145)
Ghana	882,691	118,558	320,780
Total	$355,855	$(480,884)	$(427,365)